FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962
                                   ---------

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                         -----

Date of reporting period: 3/31/06
                          -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton Money Fund Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2006

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CONTENTS

Franklin Templeton Money Fund .............................................    3

Notes to Statement of Investments .........................................    4

The Money Market Portfolios ...............................................    5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton Money Fund Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

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   FRANKLIN TEMPLETON MONEY FUND                                                                        SHARES         VALUE
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   MUTUAL FUND (COST $81,314,731) 101.6%
 a The Money Market Portfolio, 4.67% .............................................................    81,314,731  $   81,314,731
   OTHER ASSETS, LESS LIABILITIES (1.6)% .........................................................                    (1,263,480)
                                                                                                                  --------------
   NET ASSETS 100.0% .............................................................................                $   80,051,251
                                                                                                                  ==============

a     The rate shown is the annualized seven-day yield at period end.



 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Templeton Money Fund Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton Money Fund Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

1. INCOME TAXES

At March 31, 2006, the cost of investments for book and income tax purposes was the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


4 | Quarterly Statement of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

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   THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT        VALUE
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   BANK NOTES (COST $200,000,276) 3.3%
   Bank of America NA, 4.60%, 4/11/06 ..........................................................    $ 200,000,000    $  200,000,276
                                                                                                                     --------------
   CERTIFICATES OF DEPOSIT 42.7%
   Abbey National Treasury Services PLC, Stamford Branch, 4.685%, 4/19/06 ......................      200,000,000       200,001,493
   ABN AMRO Bank N.V., Chicago Branch, 4.71%, 4/21/06 ..........................................      200,000,000       200,000,000
   Bank of Montreal, Chicago Branch, 4.74%, 4/25/06 ............................................      150,000,000       150,000,996
   Bank of Nova Scotia, Portland Branch, 4.60%, 4/12/06 ........................................      200,000,000       200,000,608
   Banque Nationale de Paris, New York Branch, 4.60 - 4.67%, 4/10/06 - 4/18/06 .................      200,000,000       200,000,470
   Barclays Bank PLC, New York Branch, 4.775 - 4.970%, 5/17/06 - 2/09/07 .......................      199,500,000       199,508,897
   Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ..................................      100,000,000       100,000,000
   DEPFA Bank PLC, New York Branch, 4.595%, 4/10/06 ............................................      125,000,000       125,000,000
   Dexia Credit Local, New York Branch, 4.775 - 4.875%, 5/10/06 - 2/01/07 ......................      200,000,000       200,000,808
   HBOS Treasury Services, New York Branch, 4.785%, 5/12/06 (United Kingdom) ...................      200,000,000       200,002,265
   Royal Bank of Scotland, New York Branch, 4.74%, 4/26/06 .....................................      200,000,000       200,000,692
   Societe Generale North America, New York Branch, 4.78%, 5/10/06 .............................      200,000,000       200,000,000
   Svenska Handelsbanken, New York Branch, 4.665 - 4.725%, 4/20/06 - 4/24/06 ...................      200,000,000       200,000,743
   UBS AG, Stamford Branch, 4.655 - 4.680%, 4/18/06 - 4/28/06 ..................................      200,000,000       200,000,842
                                                                                                                     --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,574,517,814) .........................................                      2,574,517,814
                                                                                                                     --------------
 a COMMERCIAL PAPER 41.2%
   ANZ (Delaware) Inc., 4/03/06 ................................................................      200,000,000       199,949,778
   Bank of Ireland, 4/06/06 ....................................................................      200,000,000       199,873,056
   Government of Canada, 5/23/06 ...............................................................       55,000,000        54,625,817
   Colgate-Palmolive Co., 4/19/06 - 4/24/06 ....................................................      130,000,000       129,661,525
   Commonwealth Bank of Australia, 4/18/06 .....................................................      100,000,000        99,779,708
   Concentrate Manufacturing Co., 4/04/06 - 5/05/06 ............................................      160,450,000       160,172,917
   Danske Corp., 4/20/06 .......................................................................      200,000,000       199,504,944
   DEPFA Bank PLC, 4/05/06 .....................................................................      100,000,000        99,949,333
   General Electric Capital Corp., 4/27/06 .....................................................      200,000,000       199,316,778
   Internationale Nederlanden U.S., 4/07/06 - 5/11/06 ..........................................      192,000,000       191,441,052
   Lloyds Bank PLC (CP), 4/13/06 ...............................................................      200,000,000       199,693,333
   National Australia Funding, 4/04/06 - 4/05/06 ...............................................      200,000,000       199,908,223
   Procter & Gamble Co., 4/07/06 - 4/17/06 .....................................................      115,000,000       114,829,444
   Rabobank USA Finance Corp., 4/03/06 .........................................................          220,000           219,941
   Total Fina Elf Capital, 4/04/06 .............................................................      200,000,000       199,920,833
   Toyota Motor Credit Corp., 4/17/06 ..........................................................      200,000,000       199,594,667
   Wal-Mart Stores Inc., 4/04/06 ...............................................................       37,000,000        36,985,539
                                                                                                                     --------------
   TOTAL COMMERCIAL PAPER (COST $2,485,426,888) ................................................                      2,485,426,888
                                                                                                                     --------------
 a U.S. GOVERNMENT AND AGENCY SECURITIES (COST $20,019,849) 0.4%
   Freddie Mac, 4/03/06 ........................................................................       20,025,000        20,019,849
                                                                                                                     --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,279,964,827) ........................                      5,279,964,827
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 5

The Money Market Portfolios

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   THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT        VALUE
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 b REPURCHASE AGREEMENTS 12.3%
   ABN AMRO Bank, N.V., New York Branch, 4.77%, 4/03/06 (Maturity Value $300,119,250)
       Collateralized by a U.S. Government Agency Securities, 4/07/06 - 7/05/06 ................   $  300,000,000    $  300,000,000
   Deutsche Bank Securities Inc., 4.53%, 4/03/06 (Maturity Value $45,016,988)
       Collaterized by U.S. Treasury Note, 0.875%, 4/15/10 .....................................       45,000,000        45,000,000
   Morgan Stanley & Co. Inc., 4.47%, 4/03/06 (Maturity Value $97,136,170)
       Collateralized by U.S. Treasury Note, 4.75%, 11/15/08 ...................................       97,100,000        97,100,000
   UBS Securities LLC, 4.75%, 4/03/06 (Maturity Value $300,118,750)
       Collateralized by U.S. Government Agency Securities, 3.25 - 5.375%,
        7/31/06 - 2/15/07 ......................................................................      300,000,000       300,000,000
                                                                                                                     --------------
   TOTAL REPURCHASE AGREEMENTS (COST $742,100,000) .............................................                        742,100,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $6,022,064,827) 99.9% ...............................................                      6,022,064,827
   OTHER ASSETS, LESS LIABILITIES 0.1% .........................................................                          6,557,027
                                                                                                                     --------------
   NET ASSETS 100.0% ...........................................................................                     $6,028,621,854
                                                                                                                     ==============

a     The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2006, all repurchase agreements had been entered into on that date.


  | Quarterly Statements of Investments
6 | See Notes to Statements of Investments.

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

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   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                          PRINCIPAL AMOUNT        VALUE
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   U.S. GOVERNMENT AND AGENCY SECURITIES 11.4%
 a U.S. Treasury Bill, 4/27/06 .................................................................   $    2,000,000    $    1,994,107
 a U.S. Treasury Bill, 5/04/06 .................................................................        2,000,000         1,992,456
 a U.S. Treasury Bill, 6/01/06 .................................................................        2,500,000         2,481,509
 a U.S. Treasury Bill, 8/03/06 .................................................................        2,500,000         2,461,982
   U.S. Treasury Note, 2.50%, 5/31/06 ..........................................................        2,500,000         2,495,738
                                                                                                                     --------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $11,425,792) ..............................                         11,425,792
                                                                                                                     --------------
 b REPURCHASE AGREEMENTS 88.6%
   ABN AMRO Bank, N.V., New York Branch, 4.47%, 4/03/06 (Maturity Value $5,001,863)
       Collateralized by U.S. Treasury Notes, 2.875%, 11/30/06 .................................        5,000,000         5,000,000
   Banc of America Securities LLC, 4.46%, 4/03/06 (Maturity Value $5,001,858)
       Collateralized by U.S. Treasury Notes, 6.50%, 10/15/06 ..................................        5,000,000         5,000,000
   Barclays Capital Inc., 4.40%, 4/03/06, (Maturity Value $5,001,833)
       Collateralized by a U.S. Treasury Bills, 6/01/06 ........................................        5,000,000         5,000,000
   Bear, Stearns & Co. Inc., 4.45%, 4/03/06 (Maturity Value $5,001,854)
       Collateralized by U.S. Treasury Notes, 6.125%, 8/15/07 ..................................        5,000,000         5,000,000
   Deutsche Bank Securities Inc., 4.53%, 4/03/06 (Maturity Value $19,267,271)
       Collateralized by U.S. Treasury Notes, 3.375%, 1/15/07 ..................................       19,260,000        19,260,000
   Dresdner Kleinwort Wasserstein Securites LLC, 4.43%, 4/03/06 (Maturity Value $10,003,692)
       Collateralized by U.S. Treasury Notes, 3.625%, 6/15/10 ..................................       10,000,000        10,000,000
   Greenwich Capital Markets Inc., 4.50%, 4/03/06, (Maturity Value $5,001,875)
       Collateralized by U.S. Treasury Notes, 3.125%, 10/15/08 .................................        5,000,000         5,000,000
   Merrill Lynch Government Securities Inc., 4.43%, 4/03/06 (Maturity Value $5,001,846)
       Collateralized by U. S. Treasury Notes, 2.375%, 8/31/06 .................................        5,000,000         5,000,000
   Morgan Stanley & Co. Inc., 4.47%, 4/03/06 (Maturity Value $19,267,174)
       Collateralized by U.S. Treasury Notes, 2.625% - 4.75%, 11/15/08 - 8/15/09 ...............       19,260,000        19,260,000
   UBS Securities LLC, 4.45%, 4/03/06 (Maturity Value $10,003,708)
       Collateralized by a U.S. Treasury Bills, 9/14/06 ........................................       10,000,000        10,000,000
                                                                                                                     --------------
   TOTAL REPURCHASE AGREEMENTS (COST $88,520,000) ..............................................                         88,520,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $99,945,792) 100.0% .................................................                         99,945,792
   OTHER ASSETS, LESS LIABILITIES 0.0% c .......................................................                             12,866
                                                                                                                     --------------
   NET ASSETS 100.0% ...........................................................................                     $   99,958,658
                                                                                                                     ==============

a     The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2006, all repurchase agreements had been entered into on that date.

c     Rounds to less than 0.1% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

The Money Market Portfolios

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios.

1. INCOME TAXES

At March 31, 2006, the cost of investments for book and income tax purposes was the same.

For information on the funds' policy regarding valuation of investments and other significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006





                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON MONEY FUND TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON MONEY FUND TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/GALEN G. VETTER
Chief Financial Officer